INCOME TAXES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Effective tax rate, Percent	(9.75%)	(0.39%)	(2.98%)	(0.47%)	(0.84%)	25.19%